Polen Growth Fund
Polen Growth Fund
Investment Objective
Polen Growth Fund ("the Fund") seeks to achieve long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Polen Growth Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of thevalue of your investment):
Annual Fund Operating Expenses - Polen Growth Fund		Investor Class	Institutional Class
Management Fees	[1]	0.85%	0.85%
Distribution (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.17%	0.17%
Total Annual Fund Operating Expenses	[2]	1.27%	1.02%
Fee Waiver and/or Expense Reimbursement	[1]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.25%	1.00%
[1]	Prior to January 1, 2017, the Management Fee was (on an annual basis) 1.00% of the average daily net assets of the Fund.
[2]	Polen Capital Management, LLC ("PCM" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund Fees and Expenses" and brokerage commissions) do not exceed 1.00% (on an annual basis) with respect to the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2018 unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Polen Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	127	401	695	1,532
Institutional Class	102	323	561	1,246

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.61% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund typically invests in a focused portfolio of common stocks of large capitalization companies (market capitalizations greater than $5 billion at the time of purchase) that, in the Adviser's opinion, have a sustainable competitive advantage. In addition, the Fund may from time to time purchase a common stock, including the common stock of a medium capitalization company (market capitalizations greater than $2 billion but less than $5 billion at the time of purchase), that does not meet this criteria if, in the Adviser's opinion, the stock represents a particularly attractive investment opportunity.

The Adviser employs an intensive fundamental research process in order to identify companies that the Adviser believes have certain attractive characteristics, which are typically reflective of an underlying competitive advantage. Those characteristics include: consistent and sustainable high return on capital, vibrant earnings growth, robust free cash flow generation, strong balance sheets and competent and shareholder-oriented management teams. The companies in which the Fund invests generally have, in the opinion of the Adviser, a sustainable competitive advantage within an industry with high barriers to entry.

The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Adviser focuses its efforts on identifying and investing in a concentrated portfolio of high-quality large capitalization growth companies that, in the Adviser's opinion, are able to deliver sustainable above average earnings growth driven by a sustainable competitive advantage. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Fund is non-diversified, which means that a significant portion of the Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company's competitive advantage or a degradation in its prospects for vibrant, long-term earnings growth. The Adviser may also sell a security if it is deemed to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

•  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Non-Diversification Risk: The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•  Sector Risk: Although the Fund may not "concentrate" (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past six calendar years and show how the Fund's average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the S&P 500® Index and the Russell 1000® Growth Index, broad measures of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Institutional Class Annual Total Returns

Calendar Year-to-Date Total Return as of June 30, 2017: 16.17% During the periods shown in the chart:
Best Quarter	Worst Quarter
15.84%	(8.92)%
(March 31, 2012)	(September 30, 2011)

Average Annual Returns - Polen Growth Fund	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Institutional Class	0.68%		12.86%		13.51%		Sep. 15, 2010
Investor Class	0.47%		12.59%		11.40%		Dec. 30, 2010
After Taxes on Distributions | Institutional Class	0.68%		12.15%		12.94%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	0.39%		10.21%		10.93%
S&P 500® Index (reflects no deductions for fees, expenses or taxes) - Institutional Class Shares Comparison	11.98%	[1]	14.67%	[1]	14.48%	[1]	Sep. 15, 2010
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes) - Institutional Class Shares Comparison	7.09%	[2]	14.51%	[2]	14.84%	[2]	Sep. 15, 2010
S&P 500® Index (reflects no deductions for fees, expenses or taxes) - Investor Class Shares Comparison	11.98%	[1]	14.67%	[1]	12.43%	[1]	Dec. 30, 2010
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes) - Investor Class Shares Comparison	7.09%	[2]	14.51%	[2]	12.37%	[2]	Dec. 30, 2010
[1]	The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
[2]	The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.